RELATED PARTY TRANSACTIONS (Details Narrative)		6 Months Ended		9 Months Ended				12 Months Ended
	May 01, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CAD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Repayments of Convertible Debt			$ 2,730			$ 79,000
Accrued interest				4,241	$ 15,176		$ 14,104	$ 15,176		$ 14,104
Convertible Debt, Current		80,000		77,600	78,500		75,000	78,500		75,000	$ 100,000	$ 100,000	$ 100,000
Amounts to related parties					1,321		145,063	1,321		145,063
CEO and Director [Member] | Convertible Debentures [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Convertible Debt							157,000			157,000				$ 200,000	$ 157,000	$ 200,000
Director [Member] | Convertible Debentures [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Repayments of Convertible Debt								79,000	$ 100,000
Accrued interest					13,090			13,090
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management fee expense		109,773	$ 75,116	$ 176,989	$ 131	$ 112,478	$ 6,290	$ 149,806		$ 144,288
Salaries and wages	$ 250,000
Related Party Transaction, Description of Transaction	The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary.
Chief Executive Officer [Member] | Employeement Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salaries and wages		$ 250,000
Related Party Transaction, Description of Transaction		The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary.
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salaries and wages	$ 50,000
Related Party Transaction, Description of Transaction	The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.
Chief Financial Officer [Member] | Employeement Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salaries and wages		$ 50,000
Related Party Transaction, Description of Transaction		The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.